Tax - Summary of Current and Deferred Tax (Detail) - GBP (£) £ in Millions	6 Months Ended			12 Months Ended
	Dec. 31, 2020		Dec. 31, 2019	Dec. 31, 2021	Jun. 30, 2020		Jun. 30, 2019
Current tax
Current income tax charge	£ 4.1			£ 11.0	£ 4.8		£ 9.7
Adjustment in respect of prior years	0.0			(2.4)	(0.9)		0.2
Current tax	4.1			8.6	3.9		9.9
Deferred tax
Origination and reversal of temporary differences	(1.3)			(11.6)	(9.2)		0.4
Adjustment in respect of prior years	0.0			1.9	0.9		1.1
Effect of tax rate change	0.0			1.4	0.2		(0.2)
Deferred tax	(1.3)			(8.3)	(8.1)		1.3
Total income tax charge / (credit)	£ 2.8	[1]	£ (0.1)	£ 0.3	£ (4.2)	[1]	£ 11.2	[1]

[1]	See note 1(d) for details related to the retrospective impact of a change in the Group’s accounting policy for cloud computing costs.